Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other
Balance - January 1, 2017	1,633.7	420.5	431.8	1,014.4	347.1	3,847.5
Additions	1,212.3	87.4	672.8	87.5	172.9	2,232.9
Disposals	(1.7)	—	—	—	(0.2)	(1.9)
Amortization and impairment	(0.1)	—	(67.9)	—	(91.5)	(159.5)
Foreign exchange effect and other	60.5	—	11.1	69.5	12.4	153.5
Balance - December 31, 2017	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5

Gross carrying amount	2,911.8	507.9	1,266.7	1,171.4	767.7	6,625.5
Accumulated amortization	—	—	(218.9)	—	(311.5)	(530.4)
Accumulated impairment	(7.1)	—	—	—	(15.5)	(22.6)
	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other
Balance - January 1, 2016	1,428.2	420.5	385.6	723.3	257.3	3,214.9
Additions	216.0	—	73.8	280.9	163.4	734.1
Disposals	—	—	—	—	(0.1)	(0.1)
Amortization and impairment	(7.0)	—	(35.3)	—	(68.9)	(111.2)
Foreign exchange effect and other	(3.5)	—	7.7	10.2	(4.6)	9.8
Balance - December 31, 2016	1,633.7	420.5	431.8	1,014.4	347.1	3,847.5

Gross carrying amount	1,640.7	420.5	578.6	1,014.4	599.5	4,253.7
Accumulated amortization	—	—	(146.8)	—	(237.7)	(384.5)
Accumulated impairment	(7.0)	—	—	—	(14.7)	(21.7)
	1,633.7	420.5	431.8	1,014.4	347.1	3,847.5

(1)	Not subject to amortization.
 Goodwill and intangible assets are allocated to the company's cash-generating units (“CGUs”) as follows:

	December 31, 2017			December 31, 2016
	Goodwill	Intangible assets	Total	Goodwill	Intangible assets	Total
Allied World	938.9	763.7	1,702.6	—	—	—
Cara	222.3	1,073.6	1,295.9	211.5	990.3	1,201.8
Brit	154.3	571.3	725.6	154.3	576.6	730.9
Zenith National	317.6	115.5	433.1	317.6	121.4	439.0
Crum & Forster	188.8	129.4	318.2	186.5	145.1	331.6
Quess	229.0	21.8	250.8	23.7	18.5	42.2
Thomas Cook India	150.0	54.2	204.2	115.3	50.1	165.4
Northbridge	95.7	77.1	172.8	88.3	64.5	152.8
OdysseyRe	119.7	51.6	171.3	119.7	55.2	174.9
AMAG	44.7	110.2	154.9	72.6	63.0	135.6
All other(1)	443.7	199.4	643.1	344.2	129.1	473.3
	2,904.7	3,167.8	6,072.5	1,633.7	2,213.8	3,847.5

(1)	Comprised primarily of balances related to NCML, Fairchem, Mosaic Capital, Boat Rocker, The Keg, U.S. Run-off and Pethealth.
At December 31, 2017 goodwill and intangible assets were comprised primarily of amounts arising on the acquisitions of Allied World and Manipal (by Quess) during 2017, St-Hubert and Original Joe's (both by Cara) during 2016, Cara and Brit during 2015, Quess during 2013, Thomas Cook India during 2012, and Zenith National during 2010. Impairment tests for goodwill and intangible assets not subject to amortization were completed in 2017 and it was concluded that no impairments had occurred. Allied World's recoverable amount exceeded its carrying value (inclusive of goodwill), but the excess was not significant as a result of being acquired only on July 6, 2017.
When testing for impairment, the recoverable amount of each CGU or group of CGUs was based on the higher of fair value less costs of disposal or value in use, determined on the basis of market prices where available, or discounted cash flow models. Cash flow projections covering a five year period were derived from financial budgets approved by management. Cash flows beyond the five year period were extrapolated using estimated growth rates which do not exceed the long term average historic growth rate for the business in which each CGU operates.
A number of other assumptions and estimates including premium volumes, investment returns, revenues, expenses and working capital requirements were required to be incorporated into the discounted cash flow models. The forecasts were based on the best estimates of future premiums or revenues and operating expenses using historical trends, general geographical market conditions, industry trends and forecasts and other available information. These assumptions and estimates were reviewed by the applicable CGU's management and by head office management. The cash flow forecasts are adjusted by applying appropriate after-tax discount rates within a range of 7.8% to 15.4% for insurance business and 9.2% to 21.3% for non-insurance business. A long term investment return of 5.0% was applied to the investment portfolios of insurance businesses. The weighted average annual growth rate used to extrapolate cash flows beyond five years for the majority of the CGUs was 3.0%.